SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 11:	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	The Company applies ASC topic 820, “Segment Reporting” (“ASC No. 820”). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2012, 2013 and 2014 and long-lived assets as of December 31, 2013 and 2014:

Revenues:

	Year ended December 31,
	2012	2013	2014

United States	$26,178	$32,041	$60,761
Israel	2,999	3,383	4,234
United Kingdom	2,627	6,862	12,220
EMEA (*)	8,522	15,551	16,744
Other	6,882	8,320	9,040

	$47,208	$66,157	$102,999

long-lived assets:

	December 31,
	2013	2014

United States	$184	$606
Israel	939	1,336
United Kingdom	144	143
EMEA (*)	5	15
Other	—	48

	$1,272	$2,148

(*)	Europe, the Middle East and Africa excluding United Kingdom and Israel